Property, Equipment and Software, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total cost	$ 12,680	$ 7,278
Less: Accumulated depreciation and amortization	(5,875)	(2,904)
Total property, equipment and software, net	6,805	4,374
Depreciation expense	3,369	1,662	$ 758
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	3,092	1,633
Computers and electronic equipment
Property, Plant and Equipment [Line Items]
Total cost	8,539	4,918
Office equipment
Property, Plant and Equipment [Line Items]
Total cost	437	299
Software
Property, Plant and Equipment [Line Items]
Total cost	612	362
Construction in progress
Property, Plant and Equipment [Line Items]
Total cost	$ 0	$ 66